Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 4 — COMMITMENTS AND CONTINGENCIES

Indemnities and Guarantees

The Company has executed certain contractual indemnities and guarantees, under which it may be required to make payments to a guaranteed or indemnified party. The Company has agreed to indemnify its directors, officers, employees and agents to the maximum extent permitted under the laws of the State of Nevada.

Litigation

On September 30, 2015, Shana Lee McCart-Pollak d/b/a LOL Buddies Enterprises, filed a complaint against On Demand Direct Response, LLC and On Demand Direct Response III, LLC, As Seen on TV, Inc., Spiral Toys LLC, Mark Meyers, Dragon-I Toys LLC, Jay at Play Int’l, Digital Target Marketing, Hutton Miller and Echo Factory in the United States District Court for the District of Nevada alleging conversion and that the CloudPets technology infringed upon Ms. Pollak’s inventions “Lots of Love Buddies”. Ms. Pollak’s action seeks unspecified damages. The Company believes these claims have no merit.

On February 24, 2016, we filed a motion in the United States District Court, District of Nevada, a motion to dismiss third-party defendants Spiral Toys LLC and Mark Meyers from the third party compliant filed by Shana Lee McCart-Pollak. In the event that the Court does not dismiss the Third Party compliant, the Third Party defendants requests the Court order Shana Lee McCart-Pollack file a more definite statement relating to any claim not dismissed.

NOTE 13-COMMITMENTS AND CONTINGENCIES

Purchase Orders

We issue inventory purchase orders, which represent authorizations to purchase that are cancelable by their terms. We do not consider purchase orders to be firm inventory commitments. If we choose to cancel a purchase order, we may be obligated to reimburse the vendor for unrecoverable outlays incurred prior to cancellation under certain circumstances.

Indemnities and Guarantees

The Company has executed certain contractual indemnities and guarantees, under which it may be required to make payments to a guaranteed or indemnified party. The Company has agreed to indemnify its directors, officers, employees and agents to the maximum extent permitted under the laws of the State of Nevada.

Pursuant to various Sale and Purchase Agreements, the Company has indemnified the holders of registrable securities for any claims or losses resulting from any untrue, allegedly untrue or misleading statement made in a registration statement, prospectus or similar document.

The duration of the guarantees and indemnities varies, and in many cases is indefinite. These guarantees and indemnities do not provide for any limitation of the maximum potential future payments the Company could be obligated to make. Historically, the Company has not been obligated to make any payments for these obligations and no liabilities have been recorded for these indemnities and guarantees in the accompanying consolidated balance sheets.

Tax Matters

The Company is required to file federal and state income tax returns in the United States. The preparation of these income tax returns requires the Company to interpret the applicable tax laws and regulations in effect in such jurisdictions, which could affect the amount of tax paid by the Company. The Company, in consultation with its tax advisors, bases its income tax returns on interpretations that are believed to be reasonable under the circumstances. The income tax returns, however, are subject to routine reviews by the various taxing authorities in the jurisdictions in which the Company files its income tax returns. As part of these reviews, a taxing authority may disagree with respect to the interpretations the Company used to calculate its tax liability and therefore require the Company to pay additional taxes.

Litigation

On September 30, 2015, Shana Lee McCart-Pollak d/b/a LOL Buddies Enterprises, filed a complaint against On Demand Direct Response, LLC and On Demand Direct Response III, LLC, As Seen on TV, Inc., Spiral Toys LLC, Mark Meyers, Dragon-I Toys LLC, Jay at Play Int’l, Digital Target Marketing, Hutton Miller and Echo Factory in the United States District Court for the District of Nevada alleging conversion and that the CloudPets technology infringed upon Ms. Pollak’s inventions “Lots of Love Buddies”. Ms. Pollak’s action seeks unspecified damages. The Company believes these claims have no merit.

In the ordinary course of business, there may be other potential claims and lawsuits brought by or against the Company.